Loss per share - Additional Information (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares		10,431,059		10,272,389	10,043,892
Preference shares
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares		25,163,366		20,025,247	20,025,247
Convertible securities
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares				2,729,893
Exchangeable notes
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	3,157,124	2,329,296	776,432	1,164,648
Restricted Share Units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	29,836,835		12,400,419
Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	22,384,585